Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net deferred tax liabilities	$ 125		$ 113
Net Deferred Tax Assets, Increase (Decrease), Amount	$ 12
Effective income tax rate (as a percent)	34.10%	19.40%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 9		$ 9